Submission	Apr. 29, 2025
Submission [Line Items]
Central Index Key	0000702165
Registrant Name	NORFOLK SOUTHERN CORP
Registration File Number	333-276166
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES